Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment		¥ 34,659			¥ 59,337	¥ 6,939	$ 4,976
Exchange difference		114,877			(37,038)	47,032
Exchange difference		7
Additions		12,985			55,776
Disposals		(4)			(248)
Depreciation		(4,861)			(3,130)
Impairment loss		32,805	[1]	$ 4,710
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment		45,335			65,152	9,624
Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment		(10,676)			(5,815)	(2,685)
Laboratory Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment		31,431			32,276	4,212
Additions		2,172			30,440
Disposals		(3)			(234)
Depreciation		(3,315)			(2,142)
Transfers		301
Laboratory Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment		38,348			35,878	5,672
Laboratory Equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment		(6,917)			(3,602)	(1,460)
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment		2,518			3,082	653
Exchange difference		(2)
Additions		456			793
Depreciation		(1,018)			(813)
Transfers					2,449
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment		5,157			4,703	1,461
Leasehold Improvements | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment		(2,639)			(1,621)	(808)
Office Equipment, Furniture and Others
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment		710			401	168
Exchange difference		9
Additions		829			422
Disposals		(1)			(14)
Depreciation		(528)			(175)
Office Equipment, Furniture and Others | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment		1,830			993	585
Office Equipment, Furniture and Others | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment		(1,120)			(592)	(417)
Assets Under Construction
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment		0			23,578	1,906
Additions		9,528			24,121
Transfers		(301)			(2,449)
Impairment loss	[1]	¥ 32,805
Assets Under Construction | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment					¥ 23,578	¥ 1,906

[1]	The Group terminated a plan to build a facility for research and development laboratory, manufacturing and office use in the Taicang High-Tech Industrial Development Zone and recognized net impairment losses on the construction in process of RMB 32.8 million for the year ended December 31, 2022.